Intangible Assets, net (Tables)	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Related Accumulated Amortization
As of December 31, 2023 and 2022, intangible assets consisted of the following (in thousands):

	December 31, 2023
	Weighted-Average Remaining Life (Years)	Original Amount	Accumulated Amortization	Net Amount
Customer lists	6.8	$13,028	$(4,234)	$8,794
Trademarks and tradenames	6.8	3,501	(1,138)	2,363
Non-compete agreements	1.8	1,505	(978)	527
Total intangible assets, net		$18,034	$(6,350)	$11,684

	December 31, 2022
	Weighted-Average Remaining Life (Years)	Original Amount	Accumulated Amortization	Net Amount
Customer lists	7.8	$13,028	$(2,931)	$10,097
Trademarks and tradenames	7.8	3,501	(788)	2,713
Non-compete agreements	2.8	1,505	(677)	828
Total intangible assets, net		$18,034	$(4,396)	$13,638
As of September 30, 2024, intangible assets and the related accumulated amortization, weighted-average remaining life and future amortization expense are as follows:

	September 30, 2024
	Weighted-Average	Original	Accumulated	Net
	Remaining Life (Years)	Amount	Amortization	Total
Customer Lists	6.0	$13,028	$(5,211)	$7,817
Trademarks and tradenames	6.0	3,501	(1,400)	2,101
Non-compete agreements	1.0	1,505	(1,204)	301
Total intangible assets, net		$18,034	$(7,815)	$10,219

	December 31, 2023
	Weighted-Average	Original	Accumulated	Net
	Remaining Life (Years)	Amount	Amortization	Total
Customer Lists	6.8	$13,028	$(4,234)	$8,794
Trademarks and tradenames	6.8	3,501	(1,138)	2,363
Non-compete agreements	1.8	1,505	(978)	527
Total intangible assets, net		$18,034	$(6,350)	$11,684

Schedule of Future Amortization Expense
As of December 31, 2023, future amortization of intangible assets is as follows (in thousands):

December 31, 2023
2024	$1,953
2025	1,878
2026	1,653
2027	1,653
2028	1,653
Thereafter	2,894
Total future amortization expense	$11,684

Total
2024	$488
2025	1,879
2026	1,653
2027	1,653
2028	1,653
Thereafter	2,893
Total future amortization expense	$10,219